OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2020
OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE INCOME

12.   OTHER COMPREHENSIVE INCOME

	Years ended December 31,
	2018			2019			2020
	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax
	amount	effect	amount	amount	effect	amount	amount	effect	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	(12,500)	2,159	(10,341)	5,258	(974)	4,284	9,207	(2,295)	6,912
Reclassification adjustments for amounts transferred to the consolidated statement of income	730	(130)	600	853	(196)	657	198	(37)	161
Net movement during the year recognized in other comprehensive income (i)	(11,770)	2,029	(9,741)	6,111	(1,170)	4,941	9,405	(2,332)	7,073
Changes in the fair value of instruments at fair value through other comprehensive income	(41)	(12)	(53)	(39)	8	(31)	(6)	(4)	(10)
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings	—	—	—	—	—	—	(12)	—	(12)
Net movement during the year recognized in other comprehensive income	(41)	(12)	(53)	(39)	8	(31)	(18)	(4)	(22)
Fair value hedges	—	—	—	—	—	—	162	—	162
Share of other comprehensive loss of associates and joint ventures	(240)	11	(229)	(810)	—	(810)	(2,441)	—	(2,441)
Foreign currency translation differences	3,399	—	3,399	1,480	—	1,480	(4,457)	—	(4,457)
Other comprehensive income	(8,652)	2,028	(6,624)	6,742	(1,162)	5,580	2,651	(2,336)	315

Note:

(i)    As of December 31, 2019 and 2020, cash flow hedge reserve amounted to a gain of RMB 1,102 and a gain of RMB 8,176, respectively, of which a gain of RMB 1,037 and a gain of RMB 7,805 were attributable to owners of the Company.